Mairs & Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2023

Par Value	Security Description			Value
	FIXED INCOME SECURITIES 97.2%
	MUNICIPAL BONDS 97.2% (a)
$140,000	County of Redwood MN	5.000%	04/01/23	$140,000
155,000	State of Minnesota	5.000%	08/01/23	156,254
100,000	Minnesota Municipal Power Agency	5.000%	10/01/23	101,204
275,000	County of Hennepin MN	5.000%	12/15/23	279,770
250,000	Richfield Independent School District No 280	5.000%	02/01/24	254,899
125,000	Pierz Independent School District No 484	4.000%	02/01/24	126,395
100,000	Minnesota Higher Education Facilities Authority	5.000%	12/01/24	103,866
230,000	Northfield Independent School District No 659	5.000%	02/01/25	240,255
115,000	Spring Lake Park Independent School District No 16	4.000%	02/01/25	118,089
125,000	Minneapolis Special School District No 1	5.000%	02/01/25	130,665
250,000	Rosemount-Apple Valley-Eagan Independent School District No 196	5.000%	04/01/25	261,092
100,000	City of Chaska MN Electric Revenue	5.000%	10/01/25	106,012
220,000	City of North Mankato MN	4.000%	12/01/25	228,443
200,000	Southern Plains Education Cooperative No 915	3.000%	02/01/26	199,552
200,000	Spring Lake Park Independent School District No 16	4.000%	02/01/26	202,293
125,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%	09/01/26	119,450
200,000	City of Willmar MN	5.000%	02/01/27	217,908
330,000	Alden-Conger Independent School District No 242	3.000%	02/01/27	329,994
100,000	City of Richfield MN	4.000%	02/01/27	105,930
80,000	Farmington Independent School District No 192	3.000%	02/01/27	80,005
305,000	State of Minnesota	5.000%	08/01/27	331,400
135,000	City of Center City MN	4.000%	11/01/27	134,661
100,000	City of Wayzata MN	3.000%	12/01/27	100,035
110,000	City of Cannon Falls MN	4.000%	02/01/28	116,956
200,000	North Branch Independent School District No 138	5.000%	02/01/28	220,148
100,000	Waconia Independent School District No 110	3.000%	02/01/28	100,873
175,000	City of Fridley MN	4.000%	02/01/28	181,944
210,000	City of New Ulm MN	4.000%	12/01/28	228,400
95,000	City of Apple Valley MN	3.000%	12/15/28	98,856
125,000	City of Faribault MN	4.000%	12/15/28	135,678
145,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/29	157,669
120,000	City of Apple Valley MN	3.000%	12/15/29	123,299
125,000	City of Faribault MN	3.000%	12/15/29	128,574
200,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/30	227,465
110,000	Rocori Area Schools Independent School District No 750	4.000%	02/01/30	116,876
185,000	City of Hopkins MN	2.000%	02/01/30	176,757
215,000	City of North Mankato MN	4.000%	02/01/30	231,372
105,000	Metropolitan Council	4.000%	03/01/30	111,491
150,000	Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%	04/01/30	132,414
200,000	City of Minneapolis MN	2.000%	12/01/30	186,887
150,000	County of Hennepin MN	5.000%	12/15/30	175,789
200,000	North St Paul-Maplewood-Oakdale Independent School District No 622	2.000%	02/01/31	186,422
50,000	Pelican Rapids Independent School District No 548	2.150%	02/01/31	49,241
130,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/31	124,381
275,000	Springfield Independent School District No 85	3.000%	02/01/31	280,407
200,000	Duluth Independent School District No 709	0.000% (b)	02/01/31	152,995
65,000	Dakota County Community Development Agency	2.000%	01/01/32	59,593
175,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/32	189,018
195,000	City of Carver MN	3.000%	02/01/32	195,875
200,000	Pine City Independent School District No 578	2.000%	04/01/32	181,860
365,000	City of Elk River MN Electric Revenue	3.000%	08/01/32	366,238
75,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	10/01/32	77,861
100,000	St Paul Public Library Agency	3.000%	10/01/32	101,646
110,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%	11/15/32	107,836
160,000	St Cloud Housing & Redevelopment Authority	2.000%	02/01/33	143,953
200,000	City of Carver MN	3.000%	02/01/33	198,682
200,000	St Paul Independent School District No 625	3.000%	02/01/33	199,711
115,000	City of Madelia MN	2.000%	02/01/33	103,466
300,000	Hibbing Independent School District No 701	3.000%	03/01/33	301,734
300,000	City of St Paul MN	2.000%	05/01/33	268,972
120,000	City of Minneapolis MN	5.000%	11/15/33	129,791
180,000	County of Hennepin MN	5.000%	12/15/33	209,684
200,000	City of St Cloud MN	2.000%	02/01/34	175,757
300,000	City of Hutchinson MN	2.000%	02/01/34	262,963
110,000	Shakopee Independent School District No 720	3.500%	02/01/34	110,576
125,000	Zumbro Education District	4.000%	02/01/34	127,235
275,000	State of Minnesota	5.000%	08/01/34	316,116
115,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/35	128,170
350,000	North St Paul-Maplewood-Oakdale Independent School District No 622	3.000%	02/01/35	341,277
100,000	County of Pennington MN	2.375%	02/01/35	92,228
100,000	St Paul Independent School District No 625	2.250%	02/01/35	86,707
350,000	County of St Louis MN	2.000%	12/01/35	288,002
500,000	Minneapolis Special School District No 1	4.000%	02/01/36	525,220
100,000	City of Coon Rapids MN	2.500%	02/01/36	88,829
100,000	University of Minnesota	5.000%	04/01/36	105,870
150,000	Minnetonka Independent School District No 276	3.000%	07/01/36	146,360
200,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/36	177,482
100,000	City of Hanover MN	3.300%	02/01/37	96,229
225,000	Fergus Falls Independent School District No 544	3.000%	02/01/37	202,788
130,000	Minnesota Higher Education Facilities Authority	4.000%	03/01/37	135,473
250,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	10/01/37	252,819
275,000	Zumbro Education District	4.000%	02/01/38	264,360
295,000	County of Wright MN	3.000%	12/01/38	260,574
250,000	Rochester Independent School District No 535	2.500%	02/01/39	200,373
490,000	State of Minnesota	5.000%	08/01/39	555,512
250,000	County of Wright MN	3.000%	12/01/39	217,514
150,000	University of Minnesota	5.000%	04/01/40	164,558
545,000	State of Minnesota	5.000%	08/01/40	614,780
175,000	City of Minneapolis MN	4.000%	11/15/40	175,037
290,000	City of Apple Valley MN	4.000%	09/01/41	243,596
400,000	Minnesota Higher Education Facilities Authority	3.000%	10/01/41	331,105
500,000	Anoka-Hennepin Independent School District No 11	3.000%	02/01/43	436,510
125,000	Minnesota Higher Education Facilities Authority	3.000%	03/01/43	103,713
200,000	County of Itasca MN	4.000%	02/01/44	202,674
85,000	Minnesota Municipal Power Agency	5.000%	10/01/47	89,547
100,000	Western Minnesota Municipal Power Agency	5.000%	01/01/49	107,073
				18,176,013
	TOTAL FIXED INCOME SECURITIES			$18,176,013
	(cost $19,836,243)

	SHORT-TERM INVESTMENTS 0.2%
42,989	First American Government Obligations Fund, Class X, 0.0464%(c)			$42,989
	(cost $42,989)

	TOTAL INVESTMENTS 97.4%			$18,219,002
	(cost $19,879,232)

	OTHER ASSETS AND LIABILITIES (NET) 2.6%			493,233

	TOTAL NET ASSETS 100.0%			$18,712,235

(a)	The date shown represents the earliest of the next put date or final maturity date.
(b)	Zero coupon bond.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,556,209,809	$510,377,699	$335,986,372	$42,989
Level 2**	-	263,887,644	-	18,176,013
Level 3	-	-	-	-
Total	$4,556,209,809	$774,265,343	$335,986,372	$18,219,002

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments).
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended March 31, 2023.
The Fund did not invest in any financial derivative instruments during the period ended March 31, 2023.